DEBT (Details Narrative) $ in Thousands, £ in Millions		12 Months Ended
	Jun. 20, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 GBP (£)	May 23, 2019 USD ($)	May 05, 2019 USD ($)
Debt Instrument [Line Items]
Working capital facility		$ 151,300	$ 160,000
Line of credit facility, interest rate during period		2.60%	4.30%
Short-term Debt		$ 42,360	$ 37,963
CIB Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Aug. 15, 2021
Debt instrument, face amount		$ 21,000
Short-term Debt, Description		Under the terms of its arrangement with CIB, the Company repaid $11.0 million of this balance during the third quarter of 2020 with the remaining $10.0 million due on August 15, 2021. Borrowings under the CIB Long-Term Debt incur interest at 2% per annum over 6 months LIBOR (to be settled on monthly basis) plus 50 basis points per annum. As of December 31, 2020, this resulted in an interest rate of 2.3%. The Company’s CIB Long-Term Debt is secured by a letter of guarantee from Mashreqbank PSC.
Repayments of Debt		$ 11,000
Remaining debt obligation amount		$ 10,000
Debt instrument, interest rate, stated percentage		2.30%		2.30%
CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 2,600
Short-term Debt, Description		The U.S. Dollar time loan facility accrues interest at 2.25% per annum over 3 months LIBOR plus 50 basis points per annum of the Highest Monthly Debit Balance (“HMDB”) commission. The Egyptian Pound time loan and overdraft facilities accrue interest at 0.75% per annum over Corridor Offer Rate plus 50 basis points per annum, HMDB commission
ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 3,100
Short-term Debt, Description		The ABK Short-Term Debt accrues interest at 1.65% per annum over Corridor Offer Rate
Debt instrument, interest rate, stated percentage		11.00%		11.00%
Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,500
Debt instrument, interest rate, stated percentage		2.30%		2.30%
Utilized debt amount		$ 1,300
Short-term Debt		$ 200
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | £				£ 2.0
Debt instrument, interest rate, stated percentage		10.00%		10.00%
Utilized debt amount | £				£ 2.0
Short-term Debt | £				0.0
Time Loan Overdraft Faciity [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | £				10.0
Utilized debt amount | £				9.8
Short-term Debt | £				£ 0.2
London Interbank Offered Rate (LIBOR) [Member] | CIB Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		2.00%		2.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period		2.40%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period		2.70%
Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		May 06, 2025
Withdrawn term loan		$ 285,000	300,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		May 06, 2023
Long-term line of credit		$ 65,000
Withdrawn term loan		65,000	50,000
Line of credit facility, commitment fee percentage	0.60%
Prepayment under revolving credit facility description	The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to May 6, 2023. Any unutilized balances from the RCF can be drawn down again during the 4-year tenure at the same terms.
Prepayment of borrowings	$ 5,000
Line of credit facility, remaining borrowing capacity		0	15,000
Letters of Guarantee [Member] | ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		200
Utilized debt amount		200
Short-term Debt		0
Letters of Guarantee [Member] | Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		13,800
Utilized debt amount		8,300
Short-term Debt		5,500
Time Loan Facility [Member] | ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		3,000
Utilized debt amount		2,300
Short-term Debt		800
Secured Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	525,000				$ 485,000	$ 450,000
Term loan amount		285,000
Working capital facility		$ 24,700	30,400
Debt instrument, covenant description		The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00.
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member]
Debt Instrument [Line Items]
Working capital facility		$ 6,200	6,300
Utilized working capital facility		18,500	24,100
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | QATAR
Debt Instrument [Line Items]
Working capital facility		10,300	16,400
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | UNITED ARAB EMIRATES
Debt Instrument [Line Items]
Working capital facility		14,300	13,900
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | KUWAIT
Debt Instrument [Line Items]
Working capital facility		100	100
Secured Facilities Agreement [Member] | Lenders [Member]
Debt Instrument [Line Items]
Working capital facility		$ 21,900	25,800
Line of credit, description		letters of guarantee and letters of credit and refinancing letters of credit into short-term debt over a period of one year, which carries an interest rate equal to three-month U.S. Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum.
Utilized working capital facility		$ 129,400	$ 134,200
Secured Facilities Agreement [Member] | Successors [Member]
Debt Instrument [Line Items]
Reduced term loan amount		501,300
Incremental Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000				$ 35,000
Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Working capital facility		$ 151,300